Losses and Loss Expenses - Prior Year Development - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (306,630)	$ (255,072)	$ (289,889)
Reinsurance Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(241,600)	(155,314)	(187,850)
Reinsurance Segment | Property and other short-tail lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(173,754)	(85,324)	(136,912)
Reinsurance Segment | Property catastrophe lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(50,300)	12,400	(60,000)
Reinsurance Segment | Property other lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(88,900)	(63,400)	(57,300)
Reinsurance Segment | Marine and aviation lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(34,600)	(34,400)	(19,600)
Reinsurance Segment | Casualty and other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(67,846)	(69,990)	(50,938)
Reinsurance Segment | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(40,100)	(44,300)	(72,200)
Reinsurance Segment | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (27,800)	$ (25,700)	$ 21,300